UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Aerospace and defense (6.2%)

General Dynamics Corp.	50,530	$5,503,728

Honeywell International, Inc.	54,600	5,064,696

L-3 Communications Holdings, Inc.	46,460	5,489,249

Northrop Grumman Corp.	79,230	9,775,397

United Technologies Corp.	31,930	3,730,701

		29,563,771
Auto components (2.5%)

Autoliv, Inc. (Sweden)	21,640	2,171,574

Delphi Automotive PLC (United Kingdom)	68,120	4,622,623

Johnson Controls, Inc.	19,460	920,847

TRW Automotive Holdings Corp.(NON)	48,329	3,944,613

		11,659,657
Automobiles (1.3%)

Ford Motor Co.	141,770	2,211,612

General Motors Co.	119,560	4,115,255

		6,326,867
Banks (7.8%)

Ally Financial, Inc.	300	2,467,500

Bank of America Corp.	488,020	8,393,944

Citigroup, Inc.	70,545	3,357,942

JPMorgan Chase & Co.	123,910	7,522,576

Regions Financial Corp.	201,280	2,236,221

U.S. Bancorp	108,980	4,670,883

Wells Fargo & Co.	170,712	8,491,215

		37,140,281
Beverages (1.9%)

Coca-Cola Enterprises, Inc.	60,570	2,892,823

Dr. Pepper Snapple Group, Inc.	60,370	3,287,750

PepsiCo, Inc.	34,710	2,898,285

		9,078,858
Capital markets (3.3%)

Charles Schwab Corp. (The)	161,440	4,412,155

Invesco, Ltd.	64,310	2,379,470

State Street Corp.	123,600	8,596,380

		15,388,005
Chemicals (1.7%)

Ashland, Inc.	43,210	4,298,531

Dow Chemical Co. (The)	76,960	3,739,486

		8,038,017
Commercial services and supplies (0.6%)

Tyco International, Ltd.	64,295	2,726,108

		2,726,108
Communications equipment (1.4%)

Cisco Systems, Inc.	298,250	6,683,783

		6,683,783
Consumer finance (0.8%)

Capital One Financial Corp.	25,350	1,956,006

Discover Financial Services	29,230	1,700,894

		3,656,900
Containers and packaging (0.3%)

Sealed Air Corp.	47,940	1,575,788

		1,575,788
Diversified financial services (1.1%)

CME Group, Inc.	70,560	5,222,146

		5,222,146
Diversified telecommunication services (3.0%)

AT&T, Inc.	135,840	4,763,909

CenturyLink, Inc.	62,880	2,064,979

Verizon Communications, Inc.	152,040	7,232,543

		14,061,431
Electric utilities (2.6%)

American Electric Power Co., Inc.	48,200	2,441,812

Edison International	56,290	3,186,577

FirstEnergy Corp.	113,550	3,864,107

NextEra Energy, Inc.	29,550	2,825,571

		12,318,067
Energy equipment and services (1.0%)

McDermott International, Inc.(NON)(S)	193,500	1,513,170

National Oilwell Varco, Inc.	40,700	3,169,309

		4,682,479
Food and staples retail (1.2%)

CVS Caremark Corp.	76,880	5,755,237

		5,755,237
Food products (2.1%)

Kellogg Co.	76,990	4,828,043

Kraft Foods Group, Inc.	56,840	3,188,724

Pinnacle Foods, Inc.	64,922	1,938,571

		9,955,338
Health-care equipment and supplies (3.7%)

Baxter International, Inc.	110,780	8,151,192

Covidien PLC	24,912	1,835,018

St. Jude Medical, Inc.	69,700	4,557,683

Zimmer Holdings, Inc.	29,570	2,796,731

		17,340,624
Health-care providers and services (2.9%)

CIGNA Corp.	111,230	9,313,288

UnitedHealth Group, Inc.	53,380	4,376,626

		13,689,914
Hotels, restaurants, and leisure (0.1%)

Hilton Worldwide Holdings, Inc.(NON)	15,347	341,317

		341,317
Household durables (0.6%)

PulteGroup, Inc.	101,770	1,952,966

Taylor Morrison Home Corp. Class A(NON)	31,740	745,890

		2,698,856
Independent power and renewable electricity producers (0.6%)

Calpine Corp.(NON)	69,208	1,447,139

NRG Energy, Inc.	45,670	1,452,306

		2,899,445
Industrial conglomerates (1.0%)

General Electric Co.	178,050	4,609,715

		4,609,715
Insurance (7.4%)

American International Group, Inc.	110,340	5,518,103

Aon PLC	43,060	3,629,097

Genworth Financial, Inc. Class A(NON)	229,680	4,072,226

Hartford Financial Services Group, Inc. (The)	89,490	3,156,312

MetLife, Inc.	191,610	10,117,008

PartnerRe, Ltd.	44,430	4,598,505

Validus Holdings, Ltd.	69,829	2,633,252

Willis Group Holdings PLC	34,450	1,520,279

		35,244,782
IT Services (0.8%)

Computer Sciences Corp.	58,770	3,574,391

		3,574,391
Leisure products (0.6%)

Hasbro, Inc.	54,000	3,003,480

		3,003,480
Life sciences tools and services (0.8%)

Thermo Fisher Scientific, Inc.	32,610	3,921,026

		3,921,026
Media (4.5%)

CBS Corp. Class B (non-voting shares)	59,110	3,652,998

Comcast Corp. Special Class A	185,140	9,027,426

Liberty Global PLC Ser. C (United Kingdom)(NON)	72,360	2,945,776

Time Warner, Inc.	86,090	5,624,260

		21,250,460
Metals and mining (0.5%)

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	74,020	2,447,841

		2,447,841
Multi-utilities (0.5%)

Ameren Corp.	55,610	2,291,132

		2,291,132
Multiline retail (0.6%)

Macy's, Inc.	49,230	2,918,847

		2,918,847
Oil, gas, and consumable fuels (10.6%)

Anadarko Petroleum Corp.	23,480	1,990,165

Apache Corp.	14,420	1,196,139

Exxon Mobil Corp.	136,030	13,287,410

Marathon Oil Corp.	362,950	12,891,984

Marathon Petroleum Corp.	29,810	2,594,662

Occidental Petroleum Corp.	7,990	761,367

QEP Resources, Inc.	92,100	2,711,424

Royal Dutch Shell PLC ADR (United Kingdom)	128,813	9,411,078

Total SA (France)	14,890	976,428

Total SA ADR (France)	10	656

Valero Energy Corp.	81,490	4,327,119

		50,148,432
Paper and forest products (0.6%)

International Paper Co.	65,670	3,012,940

		3,012,940
Personal products (0.8%)

Coty, Inc. Class A	254,780	3,816,604

		3,816,604
Pharmaceuticals (7.8%)

AstraZeneca PLC ADR (United Kingdom)	46,240	3,000,051

Eli Lilly & Co.	169,810	9,995,017

Johnson & Johnson	101,580	9,978,203

Mallinckrodt PLC (Ireland)(NON)	8,427	534,356

Merck & Co., Inc.	94,330	5,355,114

Pfizer, Inc.	198,929	6,389,599

Zoetis, Inc.	62,702	1,814,596

		37,066,936
Real estate investment trusts (REITs) (2.4%)

American Tower Corp.(R)	34,350	2,812,235

Equity Lifestyle Properties, Inc.(R)	53,690	2,182,499

Gaming and Leisure Properties, Inc.(R)	64,970	2,368,806

Hatteras Financial Corp.(R)	40,500	763,425

MFA Financial, Inc.(R)	425,871	3,300,500

		11,427,465
Real estate management and development (0.2%)

Altisource Portfolio Solutions SA(NON)(S)	9,234	1,123,408

		1,123,408
Road and rail (0.8%)

Union Pacific Corp.	20,670	3,878,932

		3,878,932
Semiconductors and semiconductor equipment (2.7%)

Fairchild Semiconductor International, Inc.(NON)	129,318	1,783,295

Intel Corp.	95,240	2,458,144

Maxim Integrated Products, Inc.	74,210	2,457,835

NXP Semiconductor NV(NON)	51,640	3,036,948

Texas Instruments, Inc.	68,400	3,225,060

		12,961,282
Software (0.3%)

Symantec Corp.	71,040	1,418,669

		1,418,669
Specialty retail (0.5%)

Gap, Inc. (The)	27,520	1,102,451

Office Depot, Inc.(NON)	357,390	1,476,021

		2,578,472
Technology hardware, storage, and peripherals (3.4%)

Apple, Inc.	8,800	4,723,312

EMC Corp.	173,640	4,759,472

SanDisk Corp.	43,656	3,544,431

Seagate Technology PLC(S)	55,840	3,135,974

		16,163,189
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.(S)	90,870	1,365,776

		1,365,776
Tobacco (1.7%)

Altria Group, Inc.	111,620	4,177,937

Philip Morris International, Inc.	47,450	3,884,732

		8,062,669
Trading companies and distributors (0.5%)

WESCO International, Inc.(NON)	28,200	2,346,804

		2,346,804
Wireless telecommunication services (0.9%)

Vodafone Group PLC ADR (United Kingdom)	112,027	4,123,716

		4,123,716

Total common stocks (cost $330,187,623)		$459,559,857

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
	Shares	Value

ArcelorMittal SA Ser. MTUS, $1.50 cv. pfd. (France)	14,171	$339,439

PPL Corp. $4.375 cv. pfd.	97,790	5,353,025

Stanley Black & Decker, Inc. $6.25 cv. pfd.	2,382	257,113

Total convertible preferred stocks (cost $5,866,115)		$5,949,577

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$1,768,000	$2,025,465

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	624,000	1,851,720

Total convertible bonds and notes (cost $2,581,498)		$3,877,185

SHORT-TERM INVESTMENTS (1.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	4,949,300	$4,949,300

Putnam Short Term Investment Fund 0.07%(AFF)	3,699,338	3,699,338

Total short-term investments (cost $8,648,638)		$8,648,638

TOTAL INVESTMENTS

Total investments (cost $347,283,874)(b)		$478,035,257

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $474,207,321.
(b)	The aggregate identified cost on a tax basis is $349,346,758, resulting in gross unrealized appreciation and depreciation of $132,529,377 and $3,840,878, respectively, or net unrealized appreciation of $128,688,499.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,207,254	$35,438,443	$39,946,359	$1,443	$3,699,338
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,949,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,922,795.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$50,777,956	$—	$—
Consumer staples	36,668,706	—	—
Energy	54,830,911	—	—
Financials	108,101,263	2,467,500	—
Health care	72,018,500	—	—
Industrials	43,125,330	—	—
Information technology	40,801,314	—	—
Materials	15,074,586	—	—
Telecommunication services	18,185,147	—	—
Utilities	17,508,644	—	—
Total common stocks	457,092,357	2,467,500	—
Convertible bonds and notes	—	3,877,185	—
Convertible preferred stocks	—	5,949,577	—
Short-term investments	3,699,338	4,949,300	—

Totals by level	$460,791,695	$17,243,562	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014